Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ 185,908	$ 174,522	$ 195,491
Foreign	75,917	71,773	41,831
Income before income taxes	$ 261,825	$ 246,295	$ 237,322